Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Summary Of Number Of Shares Of Common Stock

	Issued	Less Treasury	Outstanding
Common Stock – December 31, 2011	200,980,752	(320,438)	200,660,314
Restricted/performance shares issued	272,702	-	272,702
Shares held to cover taxes on vesting restricted shares and other	-	(93,823)	(93,823)
Employee stock purchase plan participation	29,609	-	29,609
Common Stock – December 31, 2012	201,283,063	(414,261)	200,868,802
Restricted stock issued	873,842	-	873,842
Repurchase of common stock	-	(4,006,941)	(4,006,941)
Shares held to cover taxes on vesting restricted shares and other	-	(357,442)	(357,442)
Employee stock purchase plan participation	25,490	-	25,490
Common Stock – December 31, 2013	202,182,395	(4,778,644)	197,403,751

Components Of Accumulated Other Comprehensive Loss

Components of Accumulated Other Comprehensive Income (Loss) (dollars in millions)

	December 31, 2013			December 31, 2012
	Gross Unrealized	Income Taxes	Net Unrealized	Gross Unrealized	Income Taxes	Net Unrealized
Changes in benefit plan net gain/(loss) and prior service (cost)/credit	$ (24.3)	$ 0.2	$ (24.1)	$ (43.5)	$ 0.4	$ (43.1)
Foreign currency translation adjustments	(49.4)	-	(49.4)	(36.6)	-	(36.6)
Changes in fair values of derivatives qualifying as cash flow hedges	(0.2)	-	(0.2)	(0.1)	-	(0.1)
Unrealized net gains (losses) on available for sale securities	0.2	(0.1)	0.1	3.5	(1.4)	2.1
Total accumulated other comprehensive loss	$ (73.7)	$ 0.1	$ (73.6)	$ (76.7)	$ (1.0)	$ (77.7)

Changes In Accumulated Other Comprehensive Income (Loss)

	Changes in benefit plan net gain (loss) and prior service (cost) credit	Foreign currency translation adjustments	Unrealized net gains (losses) on available for sale securities	Changes in fair values of derivatives qualifying as cash flow hedges	Total accumulated other comprehensive income (loss) ("AOCI")
Balance as of December 31, 2011	$ (54.8)	$ (28.2)	$ 1.1	$ (0.7)	$ (82.6)

AOCI activity before reclassifications	10.3	(16.8)	1.0	1.7	(3.8)
Amounts reclassed from AOCI	1.4	8.4	-	(1.1)	8.7
Net current period AOCI	11.7	(8.4)	1.0	0.6	4.9

Balance as of December 31, 2012	$ (43.1)	$ (36.6)	$ 2.1	$ (0.1)	$ (77.7)

AOCI activity before reclassifications	19.2	(21.2)	(2.8)	0.6	(4.2)
Amounts reclassed from AOCI	(0.2)	8.4	0.8	(0.7)	8.3
Net current period AOCI	19.0	(12.8)	(2.0)	(0.1)	4.1

Balance as of December 31, 2013	$ (24.1)	$ (49.4)	$ 0.1	$ (0.2)	$ (73.6)

Reclassification Out Of Accumulated Other Comprehensive Income (Loss)

	Years Ended December 31,
	2013			2012
	Gross Amount	Tax	Net Amount	Gross Amount	Tax	Net Amount
Changes in benefit plan net gain/(loss) and prior service (cost)/credit
Gains (Losses)	$ (0.2)	$ -	$ (0.2)	$ 1.3	$ 0.1	$ 1.4

Foreign currency translation adjustments
Gains (Losses)	8.4	-	8.4	8.4	-	8.4

Net unrealized gains (losses) on available for sale securities
Gains (Losses)	1.3	(0.5)	0.8	-	-	-

Changes in fair value of derivatives qualifying as cash flow hedges
Gains (Losses)	(0.7)	-	(0.7)	(1.1)	-	(1.1)

Total Reclassifications out of AOCI	$ 8.8	$ (0.5)	$ 8.3	$ 8.6	$ 0.1	$ 8.7